UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller                 New York, NY                 11/13/03
-------------------                -------------                --------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         120

Form 13F Information Table Value Total:         539,419
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number           Name

     01       28- 10099                       Promethean Investment Group, LLC




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      Issuer                    Class              CUSIP   Value(x$1000)   SH/PRN SH/PRN PUT/CALL   Inv     Other   SOLE SHARED NONE
                                                                              AMT                   Discr    Mgr
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                       PUT               88579Y951          207         3000         PUT     DEFINED  1     30000
ABGENIX INC                     NOTE  3.500% 3/1  00339BAB3        2,274      2500000 prn             DEFINED  1             2500000
ALEXION PHARMACEUTICALS INC     NOTE  5.750% 3/1  015351AB5          780      1000000 prn             DEFINED  1             1000000
ALLTEL CORP                     CORP UNT 7.75%    020039822        2,924        60000 sh              DEFINED  1     60000
ALTRIA GROUP INC                CALL              02209S903        2,847        65000         CALL    DEFINED  1     65000
ALTRIA GROUP INC                COM               02209S103          639        14600 sh              DEFINED  1     14600
ALTRIA GROUP INC                PUT               02209S953        2,847        65000         PUT     DEFINED  1     65000
AMAZON COM INC                  PUT               023135956          484        10000         PUT     DEFINED  1     10000
AMERISOURCEBERGEN CORP          COM               03073E105        1,627        30100 sh              DEFINED  1     30100
AMERISTAR CASINOS INC           CALL              03070Q901        3,243        60000         CALL    DEFINED  1     60000
AMERISTAR CASINOS INC           PUT               03070Q951        3,243        60000         PUT     DEFINED  1     60000
AMGEN INC                       NOTE         3/0  031162AE0       19,546     25500000 prn             DEFINED  1            25500000
BJ SVCS CO                      NOTE  0.500% 4/2  055482AF0        8,163     10000000 prn             DEFINED  1            10000000
BLUE RHINO CORP                 COM               095811105          266        24000 sh              DEFINED  1     24000
BOSTON SCIENTIFIC CORP          PUT               101137957        1,914        60000         PUT     DEFINED  1     60000
BRINKER INTL INC                DBCV        10/1  109641AC4        1,627      2400000 prn             DEFINED  1             2400000
CARNIVAL CORP                   DBCV  2.000% 4/1  143658AN2        2,746      2500000 prn             DEFINED  1             2500000
CARNIVAL CORP                   NOTE        10/2  143658AS1       14,591     23000000 prn             DEFINED  1            23000000
CBRL GROUP INC                  NOTE         4/0  12489VAB2        4,805     10000000 prn             DEFINED  1            10000000
CELESTICA INC                   NOTE         8/0  15101QAA6        2,095      4000000 prn             DEFINED  1             4000000
CIENA CORP                      PUT               171779951        3,030       150000         PUT     DEFINED  1    150000
CITIGROUP INC                   COM               172967101        4,578       100600 sh              DEFINED  1    100600
CITIGROUP INC                   PUT               172967951       15,473       340000         PUT     DEFINED  1    340000
COCA COLA CO                    COM               191216100        2,307        53700 sh              DEFINED  1     53700
COCA COLA CO                    PUT               191216950        4,511       105000         PUT     DEFINED  1    105000
COUNTRYWIDE FINANCIAL CORP      COM               222372104          348         4440 sh              DEFINED  1      4440
COUNTRYWIDE FINANCIAL CORP      NOTE         2/0  222372AE4        6,843      7000000 prn             DEFINED  1             7000000
CSX CORP                        DBCV        10/3  126408GA5       10,445     12500000 prn             DEFINED  1            12500000
DELL INC                        CALL              24702R901        2,674        80000         CALL    DEFINED  1     80000
DELL INC                        COM               24702R101          941        28150 sh              DEFINED  1     28150
DELL INC                        PUT               24702R905        5,113       153000         PUT     DEFINED  1    153000
DISNEY WALT CO                  NOTE  2.125% 4/1  254687AU0       10,299     10000000 prn             DEFINED  1            10000000
DUKE ENERGY CORP                NOTE  1.750% 5/1  264399EJ1       17,533     17500000 prn             DEFINED  1            17500000
E TRADE GROUP INC               NOTE  6.000% 2/0  269246AB0        6,860      7000000 prn             DEFINED  1             7000000
EBAY INC                        COM               278642103          268         5000 sh              DEFINED  1      5000
EBAY INC                        PUT               278642953        4,130        77000         PUT     DEFINED  1     77000
ELECTRONIC DATA SYS NEW         NOTE        10/1  285661AB0        5,176      6500000 prn             DEFINED  1             6500000
ELECTRONIC DATA SYS NEW         PUT               285661954        2,020       100000         PUT     DEFINED  1             100000
ENZON PHARMACEUTICALS INC       NOTE  4.500% 7/0  293904AB4        5,867      7000000 prn             DEFINED  1             7000000
EOG RES INC                     COM               26875P101          718        17200 sh              DEFINED  1     17200
EOG RES INC                     PUT               26875P951        1,878        45000         PUT     DEFINED  1     45000
FREEPORT-MCMORAN COPPER & GO    NOTE  7.000% 2/1  35671DAK1        3,431      2500000 prn             DEFINED  1             2500000
GENERAL MLS INC                 DBCV        10/2  370334AU8        8,144     11500000 prn             DEFINED  1            11500000
GENERAL MTRS CORP               DEB SR CONV B     370442733        1,166        50400 sh              DEFINED  1     50400
GENERAL MTRS CORP               DEB SR CV C 33    370442717       13,482       500000 sh              DEFINED  1    500000
HARRAHS ENTMT INC               COM               413619107        2,181        51800 sh              DEFINED  1     51800
HARRAHS ENTMT INC               PUT               413619957        6,317       150000         PUT     DEFINED  1    150000
HASBRO INC                      DBCV  2.750%12/0  418056AN7       15,474     14000000 prn             DEFINED  1            14000000
HCC INS HLDGS INC               NOTE  1.300% 4/0  404132AB8        3,978      4000000 prn             DEFINED  1             4000000
HEALTH MGMT ASSOC INC NEW       NOTE         1/2  421933AD4       10,379     11650000 prn             DEFINED  1            11650000
HILTON HOTELS CORP              NOTE  3.375% 4/1  432848AZ2        4,214      4000000 prn             DEFINED  1             4000000

IDEC PHARMACEUTICALS CORP       NOTE         4/2  449370AE5        4,432      7500000 prn             DEFINED  1             7500000
ILLINOIS TOOL WKS INC           CALL              452308909        6,626       100000         CALL    DEFINED  1    100000
INTERNATIONAL BUSINESS MACHS    COM               459200101        1,855        21000 sh              DEFINED  1     21000
INTERNATIONAL BUSINESS MACHS    PUT               459200951        6,360        72000         PUT     DEFINED  1     72000
INTERNATIONAL RECTIFIER CORP    NOTE  4.250% 7/1  460254AE5        3,850      4000000 prn             DEFINED  1             4000000
INTERNET HOLDRS TR              DEPOSIT RCPT      46059W102          765        18000                 DEFINED  1     18000
INTERNET HOLDRS TR              PUT               46059W952        6,626       100000         PUT     DEFINED  1    100000
INTL PAPER CO                   DBCV         6/2  460146BM4       12,934     24000000 prn             DEFINED  1            24000000
JONES APPAREL GROUP INC /       NOTE         2/0  480081AD0        6,874     12470000 prn             DEFINED  1            12470000
KING PHARMACEUTICALS INC        DBCV  2.750%11/1  495582AG3        3,650      4000000 prn             DEFINED  1             4000000
KULICKE & SOFFA INDS INC        NOTE  4.750%12/1  501242AE1        1,765      2000000 prn             DEFINED  1             2000000
LABORATORY CORP AMER HLDGS      NOTE         9/1  50540RAC6        6,974     10000000 prn             DEFINED  1            10000000
LEAR CORP                       NOTE         2/2  521865AG0       11,454     23500000 prn             DEFINED  1            23500000
LEGG MASON INC                  NOTE         6/0  524901AG0        9,315     15500000 prn             DEFINED  1            15500000
LENNAR CORP                     NOTE         4/0  526057AF1       12,714     21500000 prn             DEFINED  1            21500000
LIBERTY MEDIA CORP NEW          COM SER A         530718105          184        18500 sh              DEFINED  1     18500
LOWES COS INC                   NOTE  0.861%10/1  548661CG0       13,520     13000000 prn             DEFINED  1            13000000
MANPOWER INC                    DBCV         8/1  56418HAC4        3,128      5000000 prn             DEFINED  1             5000000
MASCO CORP                      COM               574599106          436        17800 sh              DEFINED  1     17800
MASCO CORP                      NOTE         7/2  574599AW6       10,149     23000000 prn             DEFINED  1            23000000
MASCO CORP                      PUT               574599956        1,958        80000         PUT     DEFINED  1     80000
MAXXAM INC                      COM               577913106          207        14100 sh              DEFINED  1     14100
MBIA INC                        PUT               55262C950          220         4000         PUT     DEFINED  1     40000
MCKESSON CORP                   COM               58155Q103          852        25600 sh              DEFINED  1     25600
MCKESSON CORP                   PUT               58155Q953        1,997        60000         PUT     DEFINED  1     60000
MEDTRONIC INC                   DBCV  1.250% 9/1  585055AB2        1,132      1100000 prn             DEFINED  1             1100000
MEDTRONIC INC                   DBCV  1.250% 9/1  585055AB2       10,185      9900000 prn             DEFINED  1             9900000
NABORS INDUSTRIES LTD           CALL              G6359F903        1,118        30000         CALL    DEFINED  1     30000
NABORS INDUSTRIES LTD           PUT               G6359F953        1,118        30000         PUT     DEFINED  1     30000
NASDAQ 100 TR                   CALL              631100904        2,432        75000         CALL    DEFINED  1     75000
NASDAQ 100 TR                   PUT               631100954        5,025       155000         PUT     DEFINED  1    155000
NASDAQ 100 TR                   UNIT SER 1        631100104          459        14170                 DEFINED  1     14170
NEWS AMER INC                   NOTE         2/2  652482AZ3        6,969     12500000 prn             DEFINED  1            12500000
OMNICOM GROUP INC               NOTE         7/3  681919AM8       12,427     12500000 prn             DEFINED  1            12500000
PRAXAIR INC                     COM               74005P104        1,474        23800 sh              DEFINED  1     23800
PRAXAIR INC                     PUT               74005P954        2,478        40000         PUT     DEFINED  1     40000
QUALCOMM INC                    COM               747525103        1,171        28100 sh              DEFINED  1     28100
QUALCOMM INC                    PUT               747525953        3,542        85000         PUT     DEFINED  1     85000
REGENERON PHARMACEUTICALS       NOTE  5.500%10/1  75886FAB3        2,922      3000000 prn             DEFINED  1             3000000
ROYAL CARIBBEAN CRUISES LTD     NOTE         2/0  780153AK8        6,713     15000000 prn             DEFINED  1            15000000
ROYAL CARIBBEAN CRUISES LTD     NOTE         5/1  780153AM4        3,557      7000000 prn             DEFINED  1             7000000
SANMINA SCI CORP                SDCV         9/1  800907AD9        3,722      7500000 prn             DEFINED  1             7500000
SEMPRA ENERGY                   INCOME EQTY UT    816851208        1,593        57700 sh              DEFINED  1     57700
SOLECTRON CORP                  NOTE        11/2  834182AL1        1,425      2500000 prn             DEFINED  1             2500000
SPX CORP                        NOTE         2/0  784635AD6        9,592     15000000 prn             DEFINED  1            15000000
STARBUCKS CORP                  COM               855244109          360        12500 sh              DEFINED  1     12500
STARBUCKS CORP                  PUT               855244959        1,440        50000         PUT     DEFINED  1     50000
SUPERVALU INC                   NOTE        11/0  868536AP8        4,016     13000000 prn             DEFINED  1            13000000
TECH DATA CORP                  SDCV  2.000%12/1  878237AC0        4,700      5000000 prn             DEFINED  1             5000000
TELEFONOS DE MEXICO S A         PUT               879403950        6,263       205000         PUT     DEFINED  1    205000
TELEFONOS DE MEXICO S A         SPON ADR ORD L    879403780        2,783        91100                 DEFINED  1     91100
TJX COS INC NEW                 NOTE         2/1  872540AL3        7,826     10000000 prn             DEFINED  1            10000000


UNITED PARCEL SERVICE INC       CALL              911312906        8,198       128500         CALL    DEFINED  1    128500
UNITED PARCEL SERVICE INC       CL B              911312106        2,137        33500                 DEFINED  1     33500
UNITED PARCEL SERVICE INC       PUT               911312956        8,198       128500         PUT     DEFINED  1    128500
US BANCORP DEL                  CALL              902973904        1,439        60000         CALL    DEFINED  1     60000
US BANCORP DEL                  COM NEW           902973304          825        34400 sh              DEFINED  1     34400
US BANCORP DEL                  PUT               902973954        2,639       110000         PUT     DEFINED  1    110000
VIACOM INC                      CALL              925524950        1,149        30000         CALL    DEFINED  1     30000
VIACOM INC                      CL B              925524308          553        14450                 DEFINED  1     14450
VIACOM INC                      PUT               925524950        1,149        30000         PUT     DEFINED  1     30000
WALGREEN CO                     COM               931422109          720        23500 sh              DEFINED  1     23500
WALGREEN CO                     PUT               931422959          766        25000         PUT     DEFINED  1     25000
WASHINGTON MUT INC              COM               939322103        1,122        28500 sh              DEFINED  1     28500
WASHINGTON MUT INC              PUT               939322953        3,224        81900         PUT     DEFINED  1     81900
WHOLE FOODS MKT INC             COM               966837106          789        14300 sh              DEFINED  1     14300
WHOLE FOODS MKT INC             PUT               966837956        1,104        20000         PUT     DEFINED  1     20000
XEROX CORP                      PFD CONV SER C    984121509        6,354        62500 sh              DEFINED  1     62500
XL CAP LTD                      DBCV         5/2  98372PAB4        7,119     11200000 prn             DEFINED  1            11200000
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                                                                 539,419